Commitments And Contingencies (Schedule Of Future Miinimum Lease Payments Under Operating Leases) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Commitments And Contingencies [Abstract]
2014	$ 6
2015	4
2016	3
2017	1
Total future minimum lease payments	$ 14